ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other

at December 31	2017	2016
(millions of Canadian $)

Trade payables	2,847	2,443
Fair value of derivative contracts (Note 23)	387	607
Unredeemed shares of Columbia	312	317
Regulatory liabilities (Note 10)	263	178
Other	262	331
	4,071	3,876